Non Current Liabilities - US Warrant Liability - Summary of Fair Value of Warrants (Detail)	1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2017 AUD ($) $ / shares shares	Jul. 31, 2017 AUD ($) $ / shares shares	Dec. 31, 2018 AUD ($) $ / shares	Dec. 31, 2018 AUD ($) $ / shares	Jun. 30, 2020 AUD ($) $ / shares shares	Jun. 30, 2020 AUD ($) $ / shares shares
Disclosure of detailed information about borrowings [line items]
Fair value | $			$ 2,457,259	$ 2,457,259
US Warrants [member] | December Two Thousand Eighteen Exercise of Warrants [member]
Disclosure of detailed information about borrowings [line items]
Historic volatility			59.95%	59.95%	72.04%	72.04%
Exercise price			$ 2.50		$ 2.49
Share price			$ 2.21		$ 1.08
Risk-free interest rate			2.68%	2.68%	0.16%	0.16%
Dividend yield			0.00%	0.00%	0.00%	0.00%
Fair value per warrant | (per share)			$ 0.8474	$ 1.1814	$ 0.1395	$ 0.2033
Fair value | $					$ 422,789	$ 422,789
Number of shares issued | shares					2,080,000	2,080,000
US Warrants [member] | July Two Thousand Seventeen Exercise Of Warrants [member]
Disclosure of detailed information about borrowings [line items]
Historic volatility	58.00%	58.00%			72.04%	72.04%
Exercise price	$ 2.50				$ 2.49
Share price	$ 2.17				$ 1.08
Risk-free interest rate	1.93%	1.93%			0.18%	0.18%
Dividend yield	0.00%	0.00%			0.00%	0.00%
Fair value per warrant | (per share)	$ 1.0716	$ 1.3962			$ 0.2327	$ 0.3391
Fair value | $	$ 2,755,375	$ 2,755,375			$ 526,811	$ 526,811
Number of shares issued | shares	1,973,451	1,973,451			1,553,718	1,553,718